Expense Example - Acuitas US Microcap Fund	Nov. 01, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 153
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	968
Expense Example, with Redemption, 10 Years	2,141
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	$ 2,403